Wilshire Private Assets Fund

Schedule of Investments

December 31, 2025 (Unaudited)

Master Fund — 99.8%
Description	Geographic Region	Shares	Fair Value
Wilshire Private Assets Master Fund, Class Institutional	North America	7,751,245	$103,556,627
Total Master Fund (Cost — $93,859,960)			103,556,627
Short Term Investment — 0.0%

Description	Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional
3.620%**	North America	39,444	39,444
Total Short Term Investment (Cost — $39,444)			39,444
Total Investments — 99.8% (Cost — $93,899,404)			$103,596,071
Other Assets and Liabilities, Net — 0.2%			172,398
Net Assets — 100.0%			$103,768,469

**	The rate reported is the 7-day effective yield as of December 31, 2025.

DWP-QH-001-1000

Wilshire Private Assets Master Fund

Schedule of Investments

December 31, 2025 (Unaudited)

Primary Private Fund Investments — 31.2%(A)(B)
Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment		Unfunded Portion of Commitment		Shares	Fair Value
Brevet Direct Lending (C)	6/9/2023	Quarterly	North America	Private Lending	$2,000,000		$—		(D)	$2,538,844
Buhuovc L.P.	3/8/2021	None	North America	Venture Capital	6,500,000		172,011		(D)	8,665,115
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	None	North America	Distressed Debt	4,000,000		1,468,618		(D)	1,822,960
Linden Structured Capital Fund L.P.	12/18/2020	None	North America	Buyout	6,500,000		287,194		(D)	9,697,322
MidOcean Absolute Return Credit Fund LP	11/1/2024	None	North America	Corporate Credit	4,275,000		—		(D)	4,802,372
Overbay Capital Partners 2025 Fund	8/29/2025	None	North America	Diversified Financials	5,000,000		1,500,000		(D)	4,364,861
Vector Capital VI, L.P.	3/19/2025	None	North America	Buyout	875,000		441,513		(D)	445,702
Total Primary Private Fund Investments (Cost — $25,314,218)										32,337,176

Secondary Private Fund Investments — 27.5%(A)(B)
Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment		Unfunded Portion of Commitment		Shares	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	None	North America	Infrastructure	6,000,000		1,863,982		(D)	4,479,894
Graphite Capital Partners VII A	7/19/2021	None	Europe	Buyout	1,044,282	(E)	11,036	(E)	(D)	177,825
Graphite Capital Partners VII C	7/19/2021	None	Europe	Buyout	189,872	(E)	2,023	(E)	(D)	40,218
Graphite Capital Partners VIII B L.P.	7/19/2021	None	Europe	Buyout	487,374	(E)	50,449	(E)	(D)	237,435
Graphite Capital Partners VIII D L.P.	7/19/2021	None	Europe	Buyout	2,781,939	(E)	288,700	(E)	(D)	1,428,997
Graphite Capital Partners VIII Top Up Fund B L.P.	7/19/2021	None	Europe	Buyout	1,475,077	(E)	74,532	(E)	(D)	243,788
Hark Cayman Feeder III, LP	12/31/2025	None	North America	Diversified Financials	2,488,249		1,243,200		(D)	1,456,108
KLC Fund I-A LP	10/1/2025	None	North America	Consumer and Business Services	2,914,875		256,354		(D)	4,059,847
Star Mountain Strategic Credit Income Fund IV (Offshore), L.P.	10/16/2024	None	North America	Generalist	7,400,000		444,000		(D)	7,134,871
Valor M33 IV L.P.	11/22/2024	None	North America	Aerospace	—		—		(D)	3,182,748
Vector Capital V, L.P.	2/21/2025	None	North America	Buyout	2,931,401		161,235		(D)	2,634,214

Wilshire Private Assets Master Fund

Schedule of Investments

December 31, 2025 (Unaudited)

Secondary Private Fund Investments — continued
Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Vista Equity Partners Hubble, L.P.	2/27/2025	None	North America	Buyout	$2,330,000	241,463	(D)	$3,393,379
Total Secondary Private Fund Investments (Cost — $23,023,937)								28,469,324
Co-Investments — 18.5%
Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Ascend SMG Co-invest 3, L.P.	8/5/2025	None	North America	Healthcare	2,400,000	—	(D)	3,761,945
Bigtincan Holdings (Cayman), L.P.	4/23/2025	None	North America	Technology	—	—	(D)	1,889,420
Ethos Insurance Co-Investment I GP LLC	7/8/2025	None	North America	Insurance	2,400,000	—	(D)	2,394,560
Grant Avenue Capital Brave Co-Invest Fund A, LP	12/17/2025	None	North America	Healthcare	3,630,000	—	(D)	3,668,617
MC Valor Summit 2.0 LP	11/21/2025	None	North America	Infrastructure	1,750,000	157,500	(D)	1,592,500
Overbay Capital Partners 2024 Fund	7/31/2025	None	North America	Diversified Financials	4,150,000	705,000	(D)	4,705,551
RCP MB Investments B, L.P.	12/26/2021	None	North America	Buyout	1,000,000	—	(D)	1,125,111
Total Co-Investments (Cost — $16,683,224)								19,137,704
Short Term Investment — 22.8%
Description						Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional
3.620%**						North America	23,594,767	23,594,767
Total Short Term Investment (Cost — $23,594,767)								23,594,767
Total Investments — 100.0% (Cost — $88,616,146)								$103,538,971
Other Assets and Liabilities, Net — 0.0%								(17,918)
Net Assets — 100.0%								$103,521,053

**	The rate reported is the 7-day effective yield as of December 31, 2025.
(A)	Primary Private Fund Investments and Secondary Private Fund Investments are not redeemable and the final distribution date is not known at this time, except as noted in the Redemption Frequency column.
(B)	Private Assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of December 31, 2025, was $60,806,500 or 58.7% of net assets. As of December 31, 2025, the aggregate cost of each investment restricted to sale was $2,000,000, $5,748,476, $2,283,977, $6,684,143, $4,663,000, $3,500,000, $434,622, $4,132,713, $111,498, $36,671, $273,096, $1,453,532, $214,199, $1,245,050, $3,135,458, $6,162,811, $1,531,239, $2,631,871, $2,095,799 respectively, totaling $48,338,155.
(C)	Initial lock-up period: six months to five years.
(D)	Investment does not issue shares.
(E)	Amount reflected in GBP currency.

Wilshire Private Assets Master Fund

Schedule of Investments

December 31, 2025 (Unaudited)

L.P. — Limited Partnership

DWP-QH-001-1000